ADVANCES TO SUPPLIERS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Advances To Suppliers
ADVANCES TO SUPPLIERS

4. ADVANCES TO SUPPLIERS

The Company had advances to suppliers of $153,542 and $168,523 as of March 31, 2023 and December 31, 2022, respectively. Advances to suppliers primarily include prepayments for products expected to be delivered subsequent to balance sheet dates.

4. ADVANCES TO SUPPLIERS

The Company had advances to suppliers of $168,523 and $162,969 as of December 31, 2022 and 2021, respectively. Advances to suppliers primarily include prepayments for products and equipment expected to be delivered subsequent to balance sheet dates.